Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Fair Value Disclosures [Abstract]
Summary of assets and liabilities measured at fair value

The following table summarizes our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

(in thousands)	Level 1	Level 2	Level 3	Total
July 31, 2018
Cash and cash equivalents
Money market funds	$700,267	$—	$—	$700,267

January 31, 2018
Cash and cash equivalents
Money market funds	$122,663	$—	$—	$122,663
Other liabilities—noncurrent
Warrant liabilities	—	—	445	445

The following table summarizes our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

(in thousands)	Level 1	Level 2	Level 3	Total
January 31, 2017
Cash and cash equivalents
Money market funds	$134,596	—	—	$134,596
Other liabilities—noncurrent
Warrant liabilities	—	—	419	419
January 31, 2018
Cash and cash equivalents
Money market funds	$122,663	—	—	$122,663
Other liabilities—noncurrent
Warrant liabilities	—	—	445	445